Defined Asset Funds [Registered]
Baby Boom Economy
Portfolios [SM] - Growth

Series 00B [8/30/00 - Current Offering] cusip: 29471T113

Fund Overview

As of September 06, 2000
Closing NAV: 0.97398  Previous Close: 0.99735  Change:  -0.02337  % Change:
-2.34000%

[A 3-by-3 chart indicates risk levels in terms of Value, Blend and Growth associated with small-, mid-, and large- cap investments. Risk levels are color- coded with blue corresponding to the lowest risk and red to the highest risk level. The square corresponding to large-cap Growth is marked in orange, indicating a high level of risk.]

The Objective:

The Portfolio seeks capital appreciation by investing in a diversified portfolio of global equity securities for about a year.

The Strategy:

The baby boomers, the generation born between 1946 and 1964, have remarkably consistent saving, spending and lifestyle patterns. Their past spending appears to have a direct correlation with the growth of certain industries that meet the boomers' needs. We believe that as the baby boomers and their children mature and adjust their lives for later years, spending patterns are likely to have a positive effect on the industries represented in the Portfolio.

The Portfolio invests in a number of stocks favored by demographic trends -- companies which we expect to experience growth as baby boomers grow older. Portfolio Consultants William Sterling and Stephen Waite, authors of the book Boomernomics, have selected the stocks for this Portfolio with the aid of their team of financial professionals. They believe that in the decade to come, economic globalization and advances in technology, coupled with the spending and saving patterns of this demographic group, are likely to have an important impact on the health-care, technology, telecommunications, consumer products and financial services industries.

Growth Series stocks are drawn from the following industries:

Approximate Portfolio Percentages as of 8/30/00


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Technology                               24%
Medical                                  21%
Financial Services                       20%
Telecommunications
Services/Equipment                       17%
Consumer Products                         7%
Energy                                    4%
Diversified Operations                    3%
Multimedia                                2%
Advertising                               1%
Communications                            1%

The following countries are represented in the Portfolio:

Approximate Portfolio Percentages as of 8/30/00

United States                            69%
Japan                                     7%
Sweden                                    6%
United Kingdom                            6%
Canada                                    4%
Switzerland                               3%
Finland                                   2%
France                                    2%
Netherlands                               1%

Offered By:
This portfolio is offered by Merrill Lynch (BBG00B), PaineWebber (BBG00B), Morgan Stanley Dean Witter (BBAG00B), Salomon Smith Barney (BOOM00B).

Portfolio Holdings

Dividend information for the securities listed below is available in the prospectus for this Fund.
The offering, redemption and repurchase prices for the Fund take into account expenses and sales charges.
Therefore, you will no be able to calculate these prices (or related performance information) with the security prices and weightings listed below.

As of September 06, 2000

Security                                Symbol          Price     % of Portfolio

Northern Trust Corporation              NTRS            84.58          3.06


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Security                                Symbol          Price     % of Portfolio

Skandia Forsakrings AB                  SDIA SS         21.06          2.66
Nortel Networks Corporation             NT              77.38          2.66
General Electric Company                GE              59.00          2.63
Goldman Sachs Group Inc.                GS             128.13          2.62
JDS Uniphase Corporation                JDSU           116.75          2.38
The Charles Schwab Corporation          SCH             39.00          2.32
Genentech, Inc.                         DNA            170.00          2.21
American International Group, Inc.      AIG             87.75          2.12
NTT Docomo Inc                          NTDMY          141.50          2.10
Svenska Handelsbanken - A Shares        SHBA SS         16.60          2.10
Vodafone AirTouch Plc                   VOD GS           4.06          2.09
Network Appliance, Inc.                 NTAP           101.63          2.08
EMC Corporation                         EMC             96.63          2.06
Microsoft Corporation                   MSFT            69.44          2.00
Pfizer, Inc.                            PFE             39.63          1.91
Xilinx, Inc.                            XLNX            81.94          1.90
Axa                                     CS FR          144.57          1.88
Cisco Systems, Inc.                     CSCO            64.25          1.79
Bank of New York Co. Inc.               BK              53.75          1.65
Juniper Networks, Inc.                  JNPR           209.69          1.56
VERITAS Software Corporation            VRTS           118.50          1.54
Enron Corporation                       ENE             84.38          1.49
SONY Corporation                        SNE            106.44          1.48
Broadcom Corporation                    BRCM           225.88          1.47
Charter Communications, Inc.            CHTR            15.06          1.46
Sonera Corporation                      SNRA            31.81          1.45
Julius Baer Holding Limited             BAER SW      5,174.74          1.44
Viacom Inc.                             VIAB            64.63          1.44
PMC-Sierra, Inc.                        PMCS           217.05          1.41
MedImmune, Inc.                         MEDI            74.31          1.38
Glaxo Holdings                          GLXOGS          27.79          1.37
Wal-Mart Stores, Inc.                   WMT             50.38          1.36
Telefonaktiebolaget LM Ericsson AB      ERICY           20.00          1.36
Intel Corporation                       INTC            65.70          1.34
Ballard Power Systems Inc.              BLDP           110.06          1.33
Keyence Corporation 6861 JP             KYC JP         348.67          1.33
Nokia Corporation                       NOK             43.44          1.29
COLT Telecom Group Plc                  CTM LN          31.97          1.25
Lowes Companies                         LOW             47.63          1.20
Best Buy Company, Inc.                  BBY             61.00          1.19
Millennium Pharmaceuticals              MLNM           139.25          1.17
Chase Manhattan Corporation             CMB             56.50          1.10
Nintendo Company Ltd.                   NTDOY           22.03          1.09


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Security                                Symbol          Price     % of Portfolio

The Home Depot, Inc.                    HD              50.63          1.04
Apple Computer, Inc.                    AAPL            58.44          1.03
Abgenix, Inc.                           ABGX            69.38          1.03
Human Genome Sciences, Inc.             HGSI           156.38          1.02
Schering-Plough Corporation             SGP             39.06          1.02
Sepracor Inc.                           SEPR            99.00          1.01
Brocade Communications Systems, Inc.    BRCD           216.88          1.01
America Online, Inc.                    AOL             56.50          1.00
Dell Computer Corporation               DELL            39.50          0.99
Omnicom Group Inc.                      OMC             81.75          0.99
NTT Data Corporation                    NMSI JT     10,583.01          0.99
Sycamore Networks, Inc.                 SCMR           131.63          0.98
ABM Holdings Plc                        ABM GS          11.29          0.97
Immunex Corporation                     IMNX            44.38          0.95
Bristol-Myers Squibb Company            BMY             50.75          0.95
Eli Lilly and Company                   LLY             67.19          0.94
Phonak Holding AG                       PHBN SW      3,027.74          0.85
CuraGen Corporation                     CRGN            44.00          0.62
FuelCell Energy, Inc.                   FCEL           124.00          0.58
Novartis AG                             NOVZN.S      1,464.35          0.55
Johnson & Johnson                       JNJ             93.25          0.52
Chiron Corporation                      CHIR            49.50          0.51
ImClone Systems, Inc.                   IMCL            90.13          0.51
Capstone Turbine Corporation            CPST            89.50          0.50
SmithKline Beecham Plc                  SB GS           12.64          0.50
ING Groep N.V.                          IGPENA          66.19          0.50
Roche Holding AG                        ROHBY           86.00          0.48
American Home Products Corporation      AHP             51.00          0.48
Pharmacia Corporation                   PHA             55.94          0.47
MCI WorldCom, Inc.                      WCOM            31.50          0.44
Sonic Innovations Inc.                  SNCI            10.06          0.43

Selection Methodology

The Portfolio Consultants for this Portfolio are Wall Street veterans William Sterling and Stephen Waite, authors of the books, "Boomernomics," and authorities on the trends of baby boomers. Sterling and Waite, together with their team of financial professionals, select the securities they believe are likely to benefit from future baby boomer trends.

Baby Boom Stock Selections

When selecting stocks for the Baby Boom Economy Growth Series, our Portfolio Consultants take a top-down approach to determine the sectors they believe are likely


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to benefit from the maturing boomer population. Stocks within these sectors are also analyzed be Defined Asset Funds for market capitalization and liquidity.

Fees & Expenses

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $15.00 per 1,000 units, about 1.50%.

                                                As a % of Public
                                                Public Offering      Amount Per
                                                     Price           1,000 Units

Initial Sales Charge                                 1.00%             $10.00
Deferred Sales Charge                                1.50%             $15.00
Maximum Sales Charge                                 2.50%             $25.00
Creation and Development Fee
  (as a % of net assets on date of
  deposit - 8/30/00)                                 0.250%            $ 2.48
Estimated Annual Expenses
(as a % of net assets on date of deposit)            0.417%            $ 4.12
Estimated Organization Costs                                           $ 0.88

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge on that Portfolio.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

If You Invest:                            Your Maximum Sales Charge
                                    (as a % of your investment) Will Be:
Less than $50,000                                 2.50%
$50,000 to $99,999                                2.25%
$100,000 to $249,000                              1.75%
$250,000 to $999,999                              1.50%
$1,000,000 or more                                0.75%

If this Fund appropriate for you?


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


Yes, if you seek capital appreciation. You may benefit from a professionally selected and supervised portfolio of stocks.

Risk Considerations

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

A substantial portion of the stocks in the Portfolio are of foreign issuers and can involve special risks, including higher price volatility and currency fluctuations.

The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or current income.

The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile. Changes in interest rates could also adversely affect the value of any portfolio.

There can be no assurance that the Portfolio will meet its objective.

The Portfolio is concentrated in stocks in the technology sector, which may involve special risks.

Distributions and Taxes

Distribution Frequency (if any)
One (1) per year

Reinvestment Options

By selecting the reinvestment option, you're choosing to have your distributions used to purchase additional units of the fund (reinvestment). As such, your investment will increase each distribution period, and because distribution payments are based in part on the size of your investment, these payments may increase proportionately. Taking part in the cycle of reinvestment may compound the returns of your Defined Fund investment.

Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be important to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on any net long-term capital gains (currently no more than 20%).


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


Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors can defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Trustee

The Bank of New York
Unit Investment Trust Department
PO Box 974
Wall Street Division
New York, New York 10268-0974
1-800-221-7771

Defined Asset Funds [Registered] are established as Unit Investment Trusts. By definition, a trust account requires a trustee. The trustee holds the trust securities, ensuring their safekeeping until the trust is terminated. The trustee is also responsible for recordkeeping, for collecting any interest or dividend income and principal payments, and for distributing this money to investors.

                           LINKS TO SPONSOR WEB SITES

    Merrill Lynch | Salomon Smith Barney | PaineWebber | Morgan Stanley Dean
                                     Witter

This fund is eligible for purchase through the Unlimited Advantage [SM] program. Therefore, performance information, fees and expenses will differ from those shown on this site. Please contact your financial professional for details specific to Unlimited Advantage accounts.

Not all strategies are appropriate at all times. The opinions expressed in this site do not constitute investment advice. Independent advice should be sought in cases of doubt.

For more complete information about any of the funds, including their risks, fees, sales charges and other expenses, please download a prospectus from this site, or obtain one free of charge from your financial professional. The prospectus should be read carefully before you invest or send money.

Not all funds are registered for sale in all states. Ask your financial representative about the availability of specific funds in your state. In addition, the funds described here are not available to investors outside the US. Defined Asset Funds are sold by prospectus only. The prospectus is not an offer to sell or a solicitation of an offer to


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


buy units in the funds, nor shall any such units be offered or sold to any person in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

As a unitholder, you may receive taxable dividends and capital gains. Taxes on these distributions can affect the returns you realize from your investment. The Sponsors do not offer tax advice except to suggest that you consider the impact of taxes and that you may want to consult with your tax advisor before making any investment.

Funds holding international securities can involve different risks than US investments. The risks include political and economic instability, changing currency exchange rates, foreign taxes and differences in financial accounting standards.

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